CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDER'S EQUITY (DEFICIT) - USD ($)		Common Class A Common Stock [Member]	Common Class A	Common Class B Common Stock [Member]	Common Class B	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Oct. 17, 2019					$ 0	$ 0	$ 0	$ 0
Balance (in shares) at Oct. 17, 2019					0
Issuance of Class B ordinary shares to Sponsor(1)					$ 1
Net loss							(21,631)	(21,631)
Balance at Dec. 31, 2019		$ 0		$ 0		0	(21,631)	(21,631)
Balance (in shares) at Dec. 31, 2019				1	1
Cancellation of Class B ordinary share		0		$ 0		0	0	0
Cancellation of Class B ordinary share (in shares)				(1)
Issuance of Class B ordinary shares to Sponsor(1)	[1]			$ 1,035		23,965		25,000
Issuance of Class B ordinary shares to Sponsor(1) (in shares)	[1]			10,350,000
Balance at Mar. 31, 2020				$ 1,035		23,965	(21,631)	3,369
Balance (in shares) at Mar. 31, 2020				10,350,000
Balance at Dec. 31, 2019		0		$ 0		0	(21,631)	(21,631)
Balance (in shares) at Dec. 31, 2019				1	1
Net loss								(6,321,195)
Balance at Sep. 30, 2020		$ 244		$ 1,035		11,341,549	(6,342,826)	5,000,002
Balance (in shares) at Sep. 30, 2020		2,435,411		10,350,000
Balance at Mar. 31, 2020				$ 1,035		23,965	(21,631)	3,369
Balance (in shares) at Mar. 31, 2020				10,350,000
Sale of 41,400,000 Units, net of underwriting discount and offering expenses		$ 4,140				391,799,302		391,803,442
Sale of 41,400,000 Units, net of underwriting discount and offering expenses (in shares)		41,400,000	41,400,000
Sale of 6,133,333 Private Placement Warrants						9,200,000		9,200,000
Ordinary shares subject to redemption		$ (3,957)				(395,724,945)		(395,728,902)
Ordinary shares subject to redemption (in shares)		(39,570,413)
Net loss							(277,902)	(277,902)
Balance at Jun. 30, 2020		$ 183		$ 1,035		5,298,322	(299,533)	5,000,007
Balance (in shares) at Jun. 30, 2020		1,829,587		10,350,000
Change in value of ordinary shares subject to possible redemption		$ 61				6,043,227		6,043,288
Change in value of ordinary shares subject to possible redemption (in shares)		605,824
Net loss							(6,043,293)	(6,043,293)
Balance at Sep. 30, 2020		$ 244		$ 1,035		$ 11,341,549	$ (6,342,826)	$ 5,000,002
Balance (in shares) at Sep. 30, 2020		2,435,411		10,350,000

[1]	Included an aggregate of up to 1,350,000 shares that were subject to forfeiture to the extent that the underwriters’ over-allotment option was not exercised in full (see Note 7).